Liability for Future Policy Benefits (Additional Insurance Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Liability, Long-Duration Insurance [Line Items]
Balance including amounts in AOCI, beginning of period, post-flooring	$ 16,351,052	$ 14,280,792	$ 12,664,445
Flooring Impact and amounts in AOCI	617,186	831,583	1,269,236
Balance, excluding amounts in AOCI, beginning of period, pre-flooring		16,968,238	15,112,375	$ 13,933,681
Effect of assumption updates		(41,977)	154,058	22,910
Effect of actual variance from expected experience and other activity		250,267	265,684	34,021
Adjusted balance, beginning of period		17,176,528	15,532,117	13,990,612
Assessments collected	1,265,047	1,242,684	929,709
Interest accrual	596,212	536,678	486,253
Benefits paid	(377,813)	(343,241)	(294,199)
Other adjustments	430,761
Balance, excluding amounts in AOCI, end of period, pre-flooring	19,090,735	16,968,238	15,112,375
Flooring Impact and amounts in AOCI	(432,116)	(617,186)	(831,583)
Balance, including amounts in AOCI, end of period, post-flooring	18,658,619	16,351,052	14,280,792
Less: Reinsurance recoverable	18,257,481	16,129,846	14,054,600
Balance after reinsurance recoverable, including amounts in AOCI, end of period	401,138	221,206	226,192
Other Businesses
Additional Liability, Long-Duration Insurance [Line Items]
Balance after reinsurance recoverable, including amounts in AOCI, end of period	7,391	0	0
Total
Additional Liability, Long-Duration Insurance [Line Items]
Balance after reinsurance recoverable, including amounts in AOCI, end of period	408,529	221,206	226,192
Variable / Universal Life
Additional Liability, Long-Duration Insurance [Line Items]
Balance including amounts in AOCI, beginning of period, post-flooring	16,351,052	14,280,792	12,664,445
Flooring Impact and amounts in AOCI	617,186	831,583	1,269,236
Balance, excluding amounts in AOCI, beginning of period, pre-flooring		16,968,238	15,112,375	13,933,681
Effect of assumption updates		(41,977)	154,058	22,910
Effect of actual variance from expected experience and other activity		180,041	265,684	34,021
Adjusted balance, beginning of period		17,106,302	15,532,117	13,990,612
Assessments collected	1,196,649	1,242,684	929,709
Interest accrual	593,950	536,678	486,253
Benefits paid	(377,813)	(343,241)	(294,199)
Other adjustments	430,761
Balance, excluding amounts in AOCI, end of period, pre-flooring	18,949,849	16,968,238	15,112,375
Flooring Impact and amounts in AOCI	(430,105)	(617,186)	(831,583)
Balance, including amounts in AOCI, end of period, post-flooring	18,519,744	16,351,052	14,280,792
Less: Reinsurance recoverable	18,257,481	16,129,846	14,054,600
Balance after reinsurance recoverable, including amounts in AOCI, end of period	$ 262,263	$ 221,206	$ 226,192
Weighted-average duration of the liability in years (at original discount rate)	21 years	22 years	22 years
Weighted-average interest rate (at original discount rate)	3.34%	3.33%	3.39%
Fixed Annuities
Additional Liability, Long-Duration Insurance [Line Items]
Balance including amounts in AOCI, beginning of period, post-flooring	$ 0	$ 0	$ 0
Flooring Impact and amounts in AOCI	0	0	0
Balance, excluding amounts in AOCI, beginning of period, pre-flooring		0	0	0
Effect of assumption updates		0	0	0
Effect of actual variance from expected experience and other activity		70,226	0	0
Adjusted balance, beginning of period		70,226	0	$ 0
Assessments collected	68,398	0	0
Interest accrual	2,262	0	0
Benefits paid	0	0	0
Other adjustments	0
Balance, excluding amounts in AOCI, end of period, pre-flooring	140,886	0	0
Flooring Impact and amounts in AOCI	(2,011)	0	0
Balance, including amounts in AOCI, end of period, post-flooring	138,875	0	0
Less: Reinsurance recoverable	0	0	0
Balance after reinsurance recoverable, including amounts in AOCI, end of period	$ 138,875	$ 0	$ 0
Weighted-average duration of the liability in years (at original discount rate)	21 years
Weighted-average interest rate (at original discount rate)	2.71%